Earnings per share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings per share
Schedule of computation of basic and diluted earnings per share

		Year ended March 31,
	Note	2018	2019	2020	2020
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		237,098	291,124	470,717	66,477

Denominator:
Weighted average ordinary shares outstanding for basic net income per share		112,938,635	121,270,491	121,551,075	121,551,075
Dilutive effect of RSUs	(i)	6,390,797	—	—	—
Dilutive effect of scrip dividend	(ii)	—	151,091	—	—
Weighted average ordinary shares outstanding for diluted net income per share		119,329,432	121,421,582	121,551,075	121,551,075
Earnings per share
- Basic		2.10	2.40	3.87	0.55
- Diluted	(iii)	1.99	2.40	3.87	0.55

Notes:

(i)	During the year ended March 31, 2018, potential dilutive ordinary shares included 6,390,797 weighted average incremental shares of the RSUs applying the treasury stock method.

(ii)	During the year ended March 31, 2019, included in the diluted earnings per share computation was the potential dilutive ordinary shares of 151,091 represented shares issuable as scrip dividend.

(iii)

During the year ended March 31, 2018, the Company had potentially dilutive ordinary shares of 40,521,494 representing shares issuable upon conversion of the outstanding convertible notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted earnings per share computation because their effects would have been anti-dilutive.